Operating Profit Disclosures Continuing Operations - Summary of Auditor's Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [Abstract]
Audit fees	€ 20	€ 19	€ 19
Other audit-related assurance fees	1		5
Tax advisory services	1	1	2
Total	22	20	26
EY (network firms) [Member]
Auditor's remuneration [Abstract]
Audit fees	16	16	16
Other audit-related assurance fees	1		4
Tax advisory services	1	1	2
Total	18	17	22
Republic of Ireland [member] | EY Ireland (statutory auditor) [Member]
Auditor's remuneration [Abstract]
Audit fees	4	3	3
Other audit-related assurance fees			1
Total	€ 4	€ 3	€ 4